ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Allocation as of
December 31,
2021
Cash consideration	$4,000,000
Equity consideration	3,000,000
Contingent consideration	1,711,000
Total purchase price consideration	$8,711,000
Assets and liabilities assumed:
Accounts receivable	$78,980
Other current assets	186,162
Fixed assets	385,243
Intangible assets (1)	1,350,000
Goodwill	7,443,569
Total acquired assets	9,443,954
Accounts payable	(585,702)
Other current liabilities	(147,252)
Total allocation of purchase price consideration	$8,711,000
(1)	The fair value of the identifiable intangible assets includes $800,000 for customer relationships and $550,000 for trademarks and technology. The fair values of these intangible assets acquired were determined using various valuation methods under income approach, including the (i) multiple-period excess earnings method (ii) relief-from-royalty method and (iii) cost replacement method, respectively.

Schedule of Business Acquisition, Pro Forma Information

	December 31,
	2021	2020
Pro forma net revenue	$189,283,099	$202,341,157
Pro forma net loss	$(69,103,687)	$(34,429,058)